Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Summary of Reconciliation of Tax Credit at Standard Rate of U.K. Corporation Tax to Current Tax Credit	Reconciliation of tax credit at standard rate of U.K. corporation tax to the current tax credit:

	Year ended December 31,
	2021	2020	2019
	£000s	£000s	£000s
Loss before tax	(45,856)	(36,041)	(22,870)
Tax credit at the standard rate of U.K. corporation tax of 19% (2020: 19% ; 2019: 19%)	8,713	6,848	4,345
Effect of overseas tax rate	(264)	(85)	5
Impact of unrelieved tax losses not recognized	(8,639)	(6,763)	(4,350)
Adjustment in respect of prior year	875	(42)	228
Research and development tax credit in respect of current year	6,945	3,536	3,060
Effect of overseas taxes	(1,184)	-	-
	6,446	3,494	3,288